Commitments and Contingencies (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 30, 2018	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies (Textual)
Description of contingent fee arrangement	The Company agreed to pay its President a fee of $12,500 per month. One-half of the fee became payable upon the closing of the Initial Public Offering and the other one-half of the fee will accrue and become payable on the consummation of the Initial Business Combination. As of June 30, 2020, the Company incurred $131,250 in fees related to the portion that became payable upon the closing of the Initial Public Offering. If the Company does not consummate an Initial Business Combination, the Company will not be required to pay the contingent fees that will become payable on the consummation of the Initial Business Combination. As of June 30, 2020, the amount of these contingent fees was $131,250.
Description of underwriting agreement		The underwriters were paid cash underwriting discount of $0.20 per Unit, or $6,003,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $10,505,250 in the aggregate.	The underwriters were paid cash underwriting discount of $0.20 per Unit, or $6,003,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $10,505,250 in the aggregate.